Stock-Based Compensation (Details) - USD ($)		11 Months Ended
	Aug. 29, 2024	Dec. 31, 2024	Aug. 22, 2024	Feb. 06, 2024
Stock-Based Compensation [Line Items]
Shares reserved for future issuance		27,556,257
Common stock, shares issued		37,440,510		3,197,975
Stock-based compensation expense		$ 14,919,000
Estimated fair value of warrants to be granted		$ 10,400,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Shares reserved for future issuance		1,567,760
Weighted average grant-date fair value		$ 9.12
Total unrecognized compensation cost		$ 12,700,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 2 months 12 days
2024 Stock Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares available for grant		4,246,324
Annual increase in shares available for issuance as a percentage of outstanding diluted stock		5.00%
RSA [Member]
Stock-Based Compensation [Line Items]
Common stock, shares issued		2,207,553
Stock-based compensation expense		$ 100,000
RSAs issued		2,207,553
RSAs price per share		$ 0.0001
Total unrecognized compensation cost		$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 1 month 6 days
Paruka Warrant Obligation [Member]
Stock-Based Compensation [Line Items]
Shares reserved for future issuance		596,930
Stock-based compensation expense		$ 10,400,000
Warrant To Purchase Number Of Shares As A Percentage Of Outstanding Diluted Stock		1.00%
Employee Warrants [Member]
Stock-Based Compensation [Line Items]
Shares reserved for future issuance		3,054,358
Warrants issued		3,054,358
Exercise price per warrant		$ 7.8
Price per share		$ 6.27
Total unrecognized compensation cost		$ 16,300,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		3 years 3 months 18 days
2024 Stock Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares available for grant			4,634,891
Shares reserved for future issuance		4,246,324
2024 Stock Incentive Plan [Member] | Stock Options [Member]
Stock-Based Compensation [Line Items]
Shares reserved for future issuance		388,567
2024 Employee Stock Purchase Plan [Member]
Stock-Based Compensation [Line Items]
Shares available for grant		460,529
Shares reserved for future issuance	463,489	460,529
Annual increase in shares available for issuance as a percentage of outstanding diluted stock		1.00%
Purchase price of common stock expressed as a percentage of its fair value	85.00%
Maximum contribution of employee's eligible compensation	15.00%
Total amount of annual salary that an employee is permitted to utilize to purchase company shares under ESPP	$ 25,000
Common stock, shares issued		2,960
Stock-based compensation expense		$ 100,000